Schedule of investments
Macquarie VIP Natural Resources Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.22%
Agriculture — 2.09%
Bunge Global	19,529	$ 1,492,406
		1,492,406
Aluminum — 2.40%
Alcoa	55,967	1,706,993
		1,706,993
Commodity Chemicals — 1.88%
Methanex	38,194	1,340,227
		1,340,227
Construction & Engineering — 1.93%
Arcosa	17,838	1,375,667
		1,375,667
Construction Materials — 6.18%
CRH	29,058	2,518,643
Titan America †	75,817	1,025,046
Titan Cement International	18,640	856,606
		4,400,295
Copper — 2.35%
ERO Copper †	137,995	1,671,417
		1,671,417
Diversified Metals & Mining — 9.51%
Anglo American	80,323	2,225,593
China Metal Recycling Holdings =, †	1,900,000	0
Hudbay Minerals	324,313	2,461,535
Lifezone Metals †	45,926	191,971
MP Materials †	77,514	1,892,117
		6,771,216
Fertilizers & Agricultural Chemicals — 7.48%
CF Industries Holdings	35,885	2,804,413
Nutrien	50,866	2,526,514
		5,330,927
Forest Products — 4.14%
Canfor †	71,451	749,738
Louisiana-Pacific	10,462	962,295
West Fraser Timber	16,133	1,239,137
		2,951,170
Gold — 15.13%
Coeur Mining †	116,166	687,703
Endeavour Mining	106,587	2,504,467
Newmont	57,952	2,797,922
SSR Mining †	122,429	1,226,800
Wheaton Precious Metals	45,876	3,561,354
		10,778,246
Integrated Oil & Gas — 9.09%
Shell	143,564	5,238,929
Unit	44,199	1,234,566
		6,473,495
Oil & Gas Drilling — 2.43%
Helmerich & Payne	36,118	943,402
	Number of shares	Value (US $)
Common Stocks (continued)
Oil & Gas Drilling (continued)
Patterson-UTI Energy	95,993	$ 789,063
		1,732,465
Oil & Gas Exploration & Production — 17.07%
ARC Resources	101,946	2,049,475
Chord Energy	8,268	931,969
Diamondback Energy	5,924	947,129
Expand Energy	23,668	2,634,722
Kimbell Royalty Partners	149,787	2,097,018
Parex Resources	84,631	789,235
Permian Resources	67,753	938,379
Tourmaline Oil	36,762	1,772,894
		12,160,821
Oil & Gas Refining & Marketing — 4.80%
HF Sinclair	21,515	707,413
Valero Energy	20,514	2,709,284
		3,416,697
Oil & Gas Storage & Transportation — 1.00%
DHT Holdings	68,088	714,924
		714,924
Paper Packaging — 3.38%
International Paper	45,076	2,404,805
		2,404,805
Renewable Electricity — 0.40%
Spruce Power Holding †	118,616	285,865
		285,865
Semiconductors — 1.21%
First Solar †	6,816	861,747
		861,747
Specialty Chemicals — 2.78%
Corteva	31,476	1,980,785
		1,980,785
Steel — 3.97%
Metallus †	76,770	1,025,647
Steel Dynamics	14,409	1,802,278
		2,827,925
Total Common Stocks (cost $76,186,421)		70,678,093

Short-Term Investments — 0.94%
Money Market Mutual Funds — 0.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	167,477	167,477
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	167,478	167,478
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	167,477	167,477
NQ- IV074 [0325] 0525 (4476052)    1

Schedule of investments
Macquarie VIP Natural Resources Series   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	167,478	$ 167,478
Total Short-Term Investments (cost $669,910)		669,910

Total Value of Securities—100.16% (cost $76,856,331)		71,348,003
Liabilities Net of Receivables and Other Assets—(0.16%)		(117,167)
Net Assets Applicable to 15,856,686 Shares Outstanding—100.00%		$71,230,836

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV074 [0325] 0525 (4476052)